Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Composition:
	June 30, 2025	December 31, 2024
	Unaudited	Audited
Raw materials	$25	$200
Inventory in progress	1,927	1,559
Finished goods	4,965	6,111

	$6,917	$7,870